BMO PARTNERS FUND, L.P.


                                                       May 25, 2000

                     NOTICE OF QUARTERLY REPURCHASE OFFER

Dear Limited Partner:

We filed the BMO Partners Fund LP under the Investment Company Act of 1940 on May 9, 2000. Thus the format and procedures for making withdrawals has changed slightly. Included with this letter is your response form for the Fund's quarterly repurchase offer; this is your opportunity to sell your units at their net asset value. If you do not wish to sell any units this quarter, no response is necessary.

This quarter, the Fund is offering to repurchase up to 25% of the outstanding units. The net asset value per unit, or "NAV," of the Fund on the filing date was $10.0000. The NAV on May 18, 2000 (one week ago) was $10.174 per unit. The NAV comparable to the December 31, 1999 value of the Fund would have been $10.215. The amount that the Fund will actually pay for your units willbe the NAV on June 30. The NAV fluctuates daily, and the NAV on June 30 could be lower than the NAV on the date you submitted your repurchase request. During the five business days preceding June 16, you may obtain the Fund's current NAV by calling Dan I. Abrams at 212-661-2640. Payment for units will be made no later than July 7.

If you would like to submit your units for repurchase, complete the Repurchase Request Form and return it to: BMO Partners Fund, L.P., 330 Madison Avenue, 31st Floor, Attn: Dan I. Abrams, New York, New York 10017. We must RECEIVE the completed form by 5:00 p.m., New York time, on June 16, 2000. Neither the Fund nor Beck, Mack & Oliver LLC makes recommendations as to whether or not limited partners should sell their units.

You may modify or withdraw your repurchase request at any time prior to 5:00 pm NY time on June 16, 2000.

If limited partners tender more units than the 25% the Fund is offering to repurchase, the Fund may (but is not obligated to) increase the number of units it will repurchase by up to two percent (2%) of the units outstanding on June 16, 2000.

If the Fund decides not to repurchase the additional 2%, or if the number of units tendered exceeds 25% plus the additional 2%, the Fund will repurchase tendered units on a pro rata basis. The Fund may, however, in its discretion accept all units tendered by persons who own, beneficially or of record, fewer than 100 units and who tender all of their units, before prorating the units tendered by other persons.

NOTE: The Fund may decide to suspend or postpone this offer: (i) for any period during which any market in which the securities owned by the Fund are principally traded is closed (other than customary weekend and holiday closings) or during which trading in such market is restricted; (ii) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (iii) for such other periods as the Securities and Exchange Commission may by order permit for the protection of limited partners of the Fund.

If you have any questions please call Dan. I. Abrams at 212-661-2640.

Sincerely,

BMO PARTNERS FUND LP































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

                             BMO PARTNERS FUND LP
                            Repurchase Request Form


Return completed form or reproduction thereof to:

BMO PARTNERS FUND, L.P.
330 Madison Avenue
31st Floor - Attn: Dan I. Abrams
New York, New York  10017

This form must be properly completed and received by 5pm NY Time on June 16, 2000.

1.       Authorization To Redeem Units: (Please Print)
         -----------------------------
         Please accept this tender of the units designated below for repurchase at a price equal to their net asset value per unit (NAV) on June 30, 2000.

         NAME OF REGISTERED LIMITED PARTNER(S) (Please fill in EXACTLY as registered.)

         ------------------------------------------------------------------

         Daytime Telephone: ---------------

         UNITS TENDERED:  (PLEASE CHECK ONE)

         /  /  Partial Tender -- Please repurchase  ______________ units from my (our) account.

         /  /  Full Tender    -- Please repurchase all units from my (our)
               account.

         /  /  Dollar Amount  -- Please repurchase enough units from my
                                 (our) account to net $_______.

2.       Payment and Delivery Instructions
         ---------------------------------

         Please check one:

         /  /    The check will be issued in the name of the registered
                 limited partner(s) and mailed to the address of record.

         /  /    A wire transfer should be made to the following account
                 (please include a voided check):

                 Bank Name      _____________________
                 ABA #          _____________________
                 Credit:  A/C # _____________________
                          N/O   _____________________

3.       Signature

         ---------------------------------------------------------------------
         Signature(s) of Owner(s) Exactly             (if applicable, capacity)
         As Registered

                                 Form N-23c-3

                       NOTIFICATION OF REPURCHASE OFFER
                            PURSUANT TO RULE 23C-3

1.       Investment Company Act file Number 811-09935
         Date of Notification:  May 25, 2000

2. Exact name of investment company as specified in registration statement:

                            BMO PARTNERS FUND, L.P.

3.       Address of principal executive office:

                        330 MADISON AVENUE, 31ST FLOOR
                           NEW YORK, NEW YORK 10017

4.       Check one of the following:

         A.    /X/      The notification pertains to a periodic
                        repurchase offer under paragraph (b) of
                        Rule 23c-3.

         B.   / /       The notification pertains to a
                        discretionary repurchase offer under
                        paragraph (c) of Rule 23c-3.

         C.  / /        The notification pertains to a periodic
                        repurchase offer under paragraph (b) of
                        Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:      /s/  Dan I. Abrams
     -----------------------
         Dan I. Abrams
         Treasurer and Secretary

                                      -4-